Stockholders' Equity and Regulatory Capital (Details) - Schedule of regulatory capital - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Common Equity Tier 1 capital ratio [Member] | Risk-based capital [Member]
Risk-based capital:
Actual Amount	$ 51,349	$ 50,962
Actual Ratio	27.50%	26.10%
Minimum Requirement For Capital Adequacy Purposes, Amount	$ 8,408	$ 8,305
Minimum Requirement For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 (core) capital ratio [Member] | Risk-based capital [Member]
Risk-based capital:
Actual Amount	$ 51,349	$ 50,962
Actual Ratio	27.50%	26.10%
Minimum Requirement For Capital Adequacy Purposes, Amount	$ 11,211	$ 11,073
Minimum Requirement For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Total capital ratio [Member] | Risk-based capital [Member]
Risk-based capital:
Actual Amount	$ 51,349	$ 50,962
Actual Ratio	27.50%	26.10%
Minimum Requirement For Capital Adequacy Purposes, Amount	$ 14,947	$ 14,764
Minimum Requirement For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 leverage capital to average assets [Member] | Leverage capital [Member]
Risk-based capital:
Actual Amount	$ 51,349	$ 50,962
Actual Ratio	15.40%	15.70%
Minimum Requirement For Capital Adequacy Purposes, Amount	$ 13,378	$ 13,220
Minimum Requirement For Capital Adequacy Purposes, Ratio	4.00%	4.00%